UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                       Washington, D.C. 20549

                                            Form 13F

                                        Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2001


Check here if Amendment [ ];        Amendment Number:
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:             Schwartz Investment Counsel, Inc.
                 ---------------------------------------------------------
Address:          3707 W. Maple Rd.
                 ---------------------------------------------------------
                  Bloomfield Hills, MI 48301
                 ---------------------------------------------------------

                 ---------------------------------------------------------

Form 13F File Number:  28-5434
                          ------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      George P. Schwartz
           ----------------------------------------------------------------
Title:     President
           ----------------------------------------------------------------
Phone:     248-644-8500
           ----------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/    George P. Schwartz                  Bloomfield Hills, MI       11-12-01
----------------------------------------  ---------------------      -------
 [Signature]                                      [City, State]      [Date]





Report type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[  ]   13F COMBINATION REPORT.   (Check here if a portion of the holdings for
       this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                     Name

28-
     -----------------------------      --------------------------------------
      [Repeat as necessary.]

                                         Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
                                            -------------------------

Form 13F Information Table Entry Total:     141
                                            -------------------------

Form 13F Information Table Value Total:     $118,769
                                            -------------------------
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all Institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE




                               Form 13F INFORMATIONAL TABLE

    Item 1:                 Item 2:  Item 3:  Item 4:     Item 5:       Item 6: Item 7:    Item 8:
-----------------------     ------   ------  -------  ---------------  -------- ------ ------------------
                            TITLE             VALUE   Shrs    Sh/ Put/  Invest  Other  Voting Authority
NAME OF ISSUER             OF CLASS  CUSIP  (X$1000) or Prn  PRN Call   Disc    MGRS   Sole   Shared  None
---------------------       ------   ------  -------  ------ --- ----  -------- ------ ----- ------  -----
Telos Corporation,
  12% Cumulative Exch Pfd.    pref 87969B200   56      35000  SH        SOLE           35000
Agere Systems Inc. Class A     com 00845V100  310      75000  SH        SOLE           75000
Alltel Corporation             com 020039103  516       8900  SH        SOLE           7500   1400
America Service Group Inc.     com 02364L109  190      34000  SH        SOLE           34000
Anadarko Petroleum Corporation com 032511107  519      10800  SH        SOLE           10800
AptarGroup, Inc.               com 038336103  932      29300  SH        SOLE           29300
Automatic Data Processing,Inc. com 053015103  565      12000  SH        SOLE           12000
Axcelis Technologies Inc.      com 054540109 3692     390733  SH        SOLE           375688 15045
Banta Corporation              com 066821109  527      18900  SH        SOLE           0      18900
Bell South Corp.               com 079860102  964      23208  SH        SOLE           11208  12000
Berkshire Hathaway CLB         com 084670207  846        363  SH        SOLE           363
Boston Scientific Corporation  com 101137107  902      44000  SH        SOLE           32000  12000
Briggs & Stratton Corp.        com 109043109  287       9200  SH        SOLE           9200
Brookstone Inc.                com 114537103 2440     228000  SH        SOLE           228000
Brunswick Corporation          com 117043109  595      36100  SH        SOLE           36100
Cable Design Technologies
  Corporation                  com 126924109 2529     213400  SH        SOLE           211600 1800
Caterpillar Inc.               com 149123101  224       5000  SH        SOLE           3000   2000
Central Securities Co.         com 155123102  286      12470  SH        SOLE           12470
Century Telephone Enterprises  com 156700106  779      23250  SH        SOLE           13400  9850
Champion Enterprises, Inc.     com 158496109 2975     428000  SH        SOLE           425000 3000
Charles Schwab Corp.           com 808513105  116      10125  SH        SOLE           0      10125
Charter One Financial Inc.     com 160903100 1178      41727  SH        SOLE           22680  19047
Coach Inc.                     com 189754104  864      32600  SH        SOLE           32600
Colgate Palmolive              com 194162103  373       6400  SH        SOLE           0      6400
Comerica Inc.                  com 200340107 1307      23600  SH        SOLE           23600
Compuware Corporation          com 205638109  464      55700  SH        SOLE           42500  13200
Concord EFS, Inc.              com 206189102  490      10000  SH        SOLE           10000
Convergys Corporation          com 212485106 4204     151500  SH        SOLE           151500
Countrywide Credit
  Industries, Inc.             com 222372104 1340      30500  SH        SOLE           27400  3100
Courier Corporation            com 222660102  487      22500  SH        SOLE           22500
Craftmade International,Inc.   com 22413E104 1727     132300  SH        SOLE           132300
CryoCath Technologies Inc.     com 229014105   56      16800  SH        SOLE           16800
DeVRY Inc.                     com 251893103  284       7900  SH        SOLE           7900
Deere and Company              com 244199105 1527      40601  SH        SOLE           22001  18600
Diamond Offshore Drilling, Inc.com 25271C102  656      26000  SH        SOLE           26000
Dover Corporation              com 260003108 1045      34700  SH        SOLE           33600  1100
Eaton Corporation              com 278058102  965      16300  SH        SOLE           7700   8600
Elder Beerman Stores Corp.     com 284470101  330      93055  SH        SOLE           93055
Electronic Data Systems
  Corporation                  com 285661104  553       9600  SH        SOLE           0      9600
Emerson Electric Co.           com 291011104  569      12100  SH        SOLE           7100   5000
Esterline Technologies Corp.   com 297425100 1167      73600  SH        SOLE           62900  10700
Ethan Allen Interiors Inc.     com 297602104 1246      45300  SH        SOLE           45300
Exxon Mobil Corporation        com 302290101  240       6080  SH        SOLE           800    5280
Fannie Mae                     com 313586109  384       4800  SH        SOLE           0      4800
Fifth Third Bancorp            com 316773100 1719      27956  SH        SOLE           27956
First Tennessee National Corp. com 337162101  389      10500  SH        SOLE           0      10500
Fleetwood Enterprises Inc.     com 339099103  133      11900  SH        SOLE           11900
Forest Oil Corporation         com 346091606 1025      41350  SH        SOLE           41350
Fortune Brands Inc.            com 349631101  764      22800  SH        SOLE           22800
Freddie Mac                    com 313400301  293       4500  SH        SOLE           4500
General Dynamics Corporation   com 369550108  503       5700  SH        SOLE           2300   3400
General Electric Co.           com 369604103  383      10300  SH        SOLE           1000   9300
Genuine Parts Company          com 372460105 1034      32450  SH        SOLE           17380  15070
GlaxoSmithKline PLC            com 37733w105  255       4551  SH        SOLE           0      4551
Great Lakes Chemical           com 390568103  212       9600  SH        SOLE           9600
H & R Block, Inc.              com 093671105 1012      26250  SH        SOLE           26250
HMI Industries Inc.            com 404238107   57      50000  SH        SOLE           50000
Harris Corporation             com 413875105 1566      49200  SH        SOLE           28500  20700
Health Care Property           com 421915109 3562      92650  SH        SOLE           73550  19100
Hector Communications Corp.    com 422730101  787      55000  SH        SOLE           55000
Host Marriott Corp.            com 44107P104 1062     150700  SH        SOLE           150700
Huntington Bancshares Inc.     com 446150104 3854     222640  SH        SOLE           201300 21340
I. Gordon Corporation          com 382784106  158      16499  SH        SOLE           16499
IMPATH Inc.                    com 45255g101  996      28850  SH        SOLE           28450  400
Input/Output, Inc.             com 457652105 1449     177100  SH        SOLE           177100
Intel Corporation              com 458140100  350      17100  SH        SOLE           3600   13500
Invacare Corporation           com 461203101  377       9300  SH        SOLE           9300
Jacobson Stores, Inc.          com 469834105  847     376600  SH        SOLE           376600
Jones Apparel Group Inc.       com 480074103  811      31800  SH        SOLE           31800
K-Swiss Inc. - Class A         com 482686102  491      20000  SH        SOLE           20000
Kerr-McGee Corporation         com 492386107 1013      19519  SH        SOLE           11100  8419
KeyCorp                        com 493267108  302      12500  SH        SOLE           0      12500
Kimberly Clark Corp.           com 316773100  930      15000  SH        SOLE           7800   7200
Kronos, Inc.                   com 501052104  411      10000  SH        SOLE           10000
Layne Christensen Company      com 521050104  589      75000  SH        SOLE           75000
Leggett & Platt, Inc.          com 524660107  536      27500  SH        SOLE           27500
Leucadia National Corporation  com 527288104  599      19200  SH        SOLE           19200
Lincoln National Corp.         com 534187109  378       8100  SH        SOLE           0      8100
Littelfuse, Inc.               com 537008104 1045      47200  SH        SOLE           37200  10000
MBIA Inc.                      com 55262C100 1168      23350  SH        SOLE           23350
MSC Software Corp.             com 554806109  161      10000  SH        SOLE           10000
Malan Realty Investors, Inc.   com 561063108 1709     216100  SH        SOLE           216100
Maritrans Inc.                 com 570363101  446      50000  SH        SOLE           50000
Masco Corporation              com 574599106  288      14100  SH        SOLE           14100
McDonalds Corp.                com 580135101  342      12600  SH        SOLE           12600
Merck & Co., Inc.              com 589331107  267       4000  SH        SOLE           1000   3000
Minnesota Mining &
  Manufacturing                com 604059105  423       4300  SH        SOLE           3100   1200
Monaco Coach Corporation       com 60886R103  622      43650  SH        SOLE           43650
Morgan Stanley
  Dean Witter & Co.            com 617446109  362       7800  SH        SOLE           1200   6600
NCR Corporation                com 62886E108  245       8250  SH        SOLE           8250
National City Corporation      com 635405103  610      20376  SH        SOLE           936    19440
National Data Corporation      com 629305103  742      20600  SH        SOLE           20600
Nautica Enterprises, Inc.      com 639089101  261      22000  SH        SOLE           22000
Navigant Consulting, Inc.      com 63935n107  488     131500  SH        SOLE           131500
Network Associates, Inc.       com 579057100  692      53700  SH        SOLE           43200  10500
Nobel Learning
  Communities, Inc.            com 654889104  330      40000  SH        SOLE           40000
Northrop Grumman Corporation   com 666807102  409       4054  SH        SOLE           3185   869
PICO Holdings, Inc.            com 693366205  330      30000  SH        SOLE           30000
Pall Corporation               com 696429307  965      49600  SH        SOLE           23400  26200
Patterson-UTI Energy, Inc.     com 703414102  544      44000  SH        SOLE           44000
Perrigo Company                com 714290103  189      12500  SH        SOLE           12500
Pharmacia Inc.                 com 71713U102  271       6682  SH        SOLE           214    6468
Philip Morris Companies Inc.   com 718154107  290       6000  SH        SOLE           0      6000
Plantronics, Inc.              com 727493108 5652     331500  SH        SOLE           325500 6000
Prima Energy Corp.             com 741901201  454      20500  SH        SOLE           20500
RSA Security Inc.              com 749719100  174      12925  SH        SOLE           12925
Rainbow Technologies, Inc.     com 750862104  525     150000  SH        SOLE           150000
Ross Stores, Inc.              com 778296103 1837      62800  SH        SOLE           62800
Royal Dutch Pete Co. NY Reg
  Sh Par Gldr 1.25             com 780257804  201       4000  SH        SOLE           0      4000
Royce Focus Trust              com 78080N108  500     100000  SH        SOLE           100000
Royce Micro-Cap Trust, Inc.    com 780915104  138      16015  SH        SOLE           16015
Ryans Family Steak Houses Inc. com 783519101  342      20000  SH        SOLE           20000
SBC Communications Inc.        com 78387G103  479      10156  SH        SOLE           3182   6974
SPSS Inc.                      com 78462K102  463      26900  SH        SOLE           26900
STERIS Corporation             com 859152100  364      18500  SH        SOLE           18500
Schering-Plough                com 806605101  796      21450  SH        SOLE           21450
Sensient Technologies
  Corporation                  com 913538104  346      18579  SH        SOLE           2779   15800
Sevenson Environmental
  Services, Inc.               com 818063109  756      55000  SH        SOLE           55000
Simon Property Group, Inc.     com 828806109  721      26800  SH        SOLE           1300   25500
Simpson Manufacturing Co., Inc.com 829073105  795      15000  SH        SOLE           15000
Snap-on Incorporated           com 833034101 1208      54100  SH        SOLE           33300  20800
Sprint Corp.                   com 852061100 1330      55400  SH        SOLE           36300  19100
Strayer Education, Inc.        com 863236105  352       7900  SH        SOLE           7900
Stryker Corp.                  com 863667101  381       7200  SH        SOLE           7200
TECO Energy, Inc.              com 872375100  280      10320  SH        SOLE           0      10320
TJX Companies, Inc.            com 872540109  573      17400  SH        SOLE           7400   10000
Target Corp.                   com 87612e106 7797     245578  SH        SOLE           16046  229532
Teleflex Inc.                  com 879369106  615      16461  SH        SOLE           4561   11900
The Men's Wearhouse, Inc.      com 587118100  504      27900  SH        SOLE           26100  1800
The Morgan Group, Inc.
  - Class A                    com 617358106  472     134800  SH        SOLE           134800
Theragenics Corporation        com 883375107  185      20000  SH        SOLE           20000
Toll Brothers Inc.             com 889478103  746      25150  SH        SOLE           25150
Tractor Supply Company         com 892356106  300      15800  SH        SOLE           15800
USX-Marathon Group             com 902905827  571      21350  SH        SOLE           4650   16700
Unico American Corporation     com 904607108 1246     192000  SH        SOLE           192000
Universal Electronics Inc.     com 913483103  302      20000  SH        SOLE           20000
Vectren Corporation            com 92240G101  300      13401  SH        SOLE           0      13401
Velcro Industries N.V.         com 922571104  493      50000  SH        SOLE           50000
Washington Real Estate
  Investment Trust             com 939653101 2042      86100  SH        SOLE           67100  19000
Weyco Group, Inc.              com 962149100  441      17500  SH        SOLE           17500
Willamette Industries Inc.     com 969133107  344       7651  SH        SOLE           1651   6000
